Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 55,236	$ 39,760
Marketable securities	60,884	53,074
Accounts receivable (net of allowance of $127 and $118 at December 31, 2014, and June 30, 2015 respectively)	3,498	1,679
Inventory	5,751	6,729
Research and development tax credit receivable	1,609	5,932
Prepaid expenses and other current assets	5,189	4,418
Total current assets from continuing operations	132,167	111,592
Total current assets from assets held for sale	0	730
Goodwill, net	18,491	18,491
Property and equipment, net	1,978	1,776
Intangible assets	22,107	28,389
Other assets:
Income tax deferred charge	11,685	13,102
Other long-term assets	117	125
Total long term assets from continuing operations	54,378	61,883
Total assets including "assets held for sale"	186,545	174,205
Current liabilities:
Current portion of long-term debt, incl to related parties	37,803	42,332
Accounts payable	11,403	8,024
Deferred revenue	21	1,336
Accrued expenses	3,096	5,667
Other current liabilities	349	5,672
Income tax payable	77	7,643
Total current liabilities from continuing operations	52,749	70,674
Total current liabilities from liabilities held for sale	0	168
Long-term debt, less current portion, incl. to related parties	111,882	76,135
Deferred tax liabilities	6,071	0
Other long-term liabilities	2,206	2,333
Total long-term liabilities from continuing operations	120,159	78,468
Shareholders' equity:
Ordinary shares: 40,191,264 issued and outstanding at December 31, 2014 and 40,498,764 at June 30, 2015 (shares authorised 52,549,354) at nominal value of 0.122 euro	6,229	6,188
Additional paid-in capital	352,423	346,582
Accumulated deficit	(326,205)	(320,452)
Accumulated other comprehensive income (loss)	(18,810)	(7,423)
Total shareholders' equity	13,637	24,895
Total liabilities and shareholders' equity including held for sale	$ 186,545	$ 174,205